Securities Sold Under Repurchase Agreements and Interbank and Institutional Market Debts - Summary of Breakdown of Funds Obtained in Institutional Markets (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	R$ 98,482	R$ 96,239
Subordinated debt [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	52,696	57,420
Foreign borrowing through securities [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	41,400	33,583
Structured Operations Certificates [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	4,386	5,236
Current [member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	26,026	19,053
Current [member] | Subordinated debt [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	12,500	11,056
Current [member] | Foreign borrowing through securities [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	11,764	5,947
Current [member] | Structured Operations Certificates [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	1,762	2,050
Non-current [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	72,456	77,186
Non-current [Member] | Subordinated debt [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	40,196	46,364
Non-current [Member] | Foreign borrowing through securities [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	29,636	27,636
Non-current [Member] | Structured Operations Certificates [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	R$ 2,624	R$ 3,186